Corporate Income Fund	07/01/2010 - 06/30/2011

ICA File Number: 811-07353
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price Corporate Income Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Corporate Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2011

============================ CORPORATE INCOME FUND =============================

SPEEDWAY MOTORSPORTS INC 6.75% SENIOR SUBORDINATED NOTES DUE JUNE , 2013

Ticker:       N/A            Security ID:  2497688
Meeting Date: JAN 21, 2011   Meeting Type: Consent and Tender
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent and Tender notes prior to the   N/A       Yes          Management
      Consent Payment Deadline to receive the
      Total Consideration of 1,013.75 USD per
      1,000 USD p.a. which includes the
      Consent Payment of 13.75 USD per 1,000
      USD p.a. Holders will also received
      accrued and unpaid interest.

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